Exhibit 99.23

Data Compare Detail Report
DRMT 2026-CES1
Run Date - 4/14/2026 13:00:00 PM

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value
XXXXXX-2026-CES1-1			[Redacted]	Property Address	notePage	[Redacted]	[Redacted]
XXXXXX-2026-CES1-1			[Redacted]	Initial Monthly P&I Or IO Payment	notePage	[Redacted]	[Redacted]